Additional disclosures - Parent-Only Balance Sheets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
ASSETS
Cash equivalents at central banks	€ 137,047		€ 75,353		€ 89,005
Non-trading financial assets mandatorily at fair value through profit or loss	114,945		108,230		92,879
Premises and equipment, net	31,772		34,262		24,594
Other assets	11,070		10,138		9,348
TOTAL ASSETS	1,508,250		1,522,695		1,459,271
LIABILITIES
Other liabilities	12,336		12,792		13,088
TOTAL LIABILITIES	1,416,928		1,412,036		1,351,910
EQUITY
Share capital	8,670		8,309		8,118		€ 8,068
TOTAL EQUITY	91,322	€ 110,659	110,659	€ 106,970	107,361	€ 105,493	€ 106,833
TOTAL LIABILITIES AND EQUITY	1,508,250		1,522,695		1,459,271
Banco Santander, S.A. | Reportable Legal Entities
ASSETS
Cash equivalents at central banks	112,114		85,922		105,660
Non-trading financial assets mandatorily at fair value through profit or loss	81,433		86,583		70,825
Investment securities	29,477		44,020		61,064
Loans and receivables	295,739		276,330		263,142
Investments	84,890		87,330		81,734
Premises and equipment, net	6,680		7,131		2,410
Other assets	19,036		22,600		23,541
TOTAL ASSETS	629,369		609,916		608,376
LIABILITIES
Deposits	383,135		345,975		350,786
Short-term debt	14,513		20,547		30,883
Long-term debt	83,981		83,906		75,600
Total borrowings	98,494		104,453		106,483
Other liabilities	82,803		89,265		82,340
TOTAL LIABILITIES	564,432		539,693		539,609
EQUITY
Share capital	8,670		8,309		8,118
Retained earnings and other reserves	56,267		61,914		60,649
TOTAL EQUITY	64,937		70,223		68,767
TOTAL LIABILITIES AND EQUITY	629,369		609,916		608,376
Banco Santander, S.A. | Reportable Legal Entities | Bank Subsidiaries
ASSETS
Cash equivalents at central banks	14,519		13,875		16,339
Investment securities	13,603		9,504		11,084
Investments	60,186		59,364		69,118
LIABILITIES
Deposits	17,045		14,705		18,526
Total borrowings	617		0		2,874
Banco Santander, S.A. | Reportable Legal Entities | Non-Bank Subsidiaries
ASSETS
Investment securities	3,399		3,450		4,581
Loans and receivables	27,555		28,690		26,505
Investments	24,703		27,966		12,616
LIABILITIES
Deposits	19,949		15,518		13,655
Total borrowings	€ 661		€ 1,667		€ 998